iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited)
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
Axon Enterprise, Inc.
(a)
..................... 2,682 $ 565,124
Boeing Co. (The)
(a)
........................ 2,693 556,859
General Dynamics Corp. .................... 1,930 421,396
HEICO Corp.
(b)
.......................... 1,319 222,436
HEICO Corp. , Class A ...................... 2,225 298,662
Howmet Aerospace, Inc. .................... 13,732 608,190
Huntington Ingalls Industries, Inc. .............. 2,288 461,398
L3Harris Technologies, Inc. .................. 2,172 423,866
Lockheed Martin Corp. ..................... 980 455,161
Northrop Grumman Corp. ................... 911 420,217
Raytheon Technologies Corp. ................ 4,867 486,213
Textron, Inc. ............................ 7,265 486,319
TransDigm Group, Inc. ..................... 793 606,645
6,012,486
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc.
(b)
............... 5,293 533,905
Expeditors International of Washington, Inc. ....... 4,470 508,865
FedEx Corp. ............................ 2,787 634,823
United Parcel Service, Inc. , Class B ............ 2,584 464,629
2,142,222
a
Automobile Components  —  0 .5%
Aptiv PLC
(a)
............................. 4,589 472,025
BorgWarner, Inc. ......................... 12,296 591,806
Lear Corp. ............................. 3,577 456,640
1,520,471
a
Automobiles  —  0 .6%
Ford Motor Co. .......................... 34,366 408,268
General Motors Co. ....................... 12,088 399,387
Lucid Group, Inc.
(a) (b)
....................... 44,965 357,022
Rivian Automotive, Inc. , Class A
(a) (b)
............. 16,280 208,710
Tesla, Inc.
(a)
............................. 2,441 401,081
1,774,468
a
Banks  —  2 .1%
Bank of America Corp. ..................... 12,199 357,187
Citigroup, Inc. ........................... 9,684 455,826
Citizens Financial Group, Inc. ................ 12,440 384,894
Fifth Third Bancorp ....................... 13,984 366,381
First Citizens BancShares, Inc. , Class A .......... 649 653,660
First Horizon Corp. ........................ 20,952 367,707
First Republic Bank
(b)
...................... 4,109 14,422
Huntington Bancshares, Inc. ................. 33,723 377,697
JPMorgan Chase & Co. .................... 3,333 460,754
KeyCorp ............................... 27,147 305,675
M&T Bank Corp. ......................... 2,895 364,191
PNC Financial Services Group, Inc. (The) ........ 2,967 386,452
Regions Financial Corp. .................... 22,295 407,107
Truist Financial Corp. ...................... 10,579 344,664
U.S. Bancorp ........................... 11,027 378,005
Webster Financial Corp. .................... 9,896 369,121
Wells Fargo & Co. ........................ 9,880 392,730
6,386,473
a
Beverages  —  1 .1%
Brown-Forman Corp. , Class B , NVS ............ 7,041 458,299
Coca-Cola Co. (The) ...................... 7,404 474,966
Constellation Brands, Inc. , Class A ............. 1,959 449,532
Keurig Dr Pepper, Inc. ..................... 12,894 421,634
Molson Coors Beverage Co. , Class B ........... 9,611 571,662
Monster Beverage Corp.
(a)
................... 9,706 543,536
Security Shares Value
a
Beverages (continued)
PepsiCo, Inc. ........................... 2,510 $ 479,134
3,398,763
a
Biotechnology  —  2 .5%
AbbVie, Inc. ............................ 2,918 440,968
Alnylam Pharmaceuticals, Inc.
(a)
............... 2,287 455,570
Amgen, Inc. ............................ 1,619 388,139
Biogen, Inc.
(a)
........................... 1,604 487,985
BioMarin Pharmaceutical, Inc.
(a)
............... 5,752 552,422
Exact Sciences Corp.
(a) (b)
.................... 12,295 787,741
Gilead Sciences, Inc. ...................... 5,609 461,116
Horizon Therapeutics PLC
(a)
................. 6,638 737,880
Incyte Corp.
(a)
........................... 6,522 485,302
Moderna, Inc.
(a)
.......................... 2,620 348,172
Neurocrine Biosciences, Inc.
(a)
................ 4,282 432,653
Regeneron Pharmaceuticals, Inc.
(a)
............. 644 516,353
Seagen, Inc.
(a)
........................... 3,775 755,000
United Therapeutics Corp.
(a)
.................. 2,110 485,574
Vertex Pharmaceuticals, Inc.
(a)
................ 1,512 515,184
7,850,059
a
Broadline Retail  —  0 .7%
Amazon.com, Inc.
(a)
....................... 4,580 482,961
eBay, Inc. .............................. 10,891 505,669
Etsy, Inc.
(a)
............................. 4,480 452,614
MercadoLibre, Inc.
(a)
....................... 503 642,578
2,083,822
a
Building Products  —  1 .7%
A O Smith Corp. ......................... 8,491 579,851
Allegion PLC ............................ 4,596 507,766
Carlisle Companies, Inc. .................... 2,040 440,334
Carrier Global Corp. ....................... 11,157 466,586
Fortune Brands Innovations, Inc. .............. 8,119 525,218
Johnson Controls International PLC ............ 7,242 433,361
Lennox International, Inc. ................... 1,931 544,368
Masco Corp. ............................ 10,322 552,330
Owens Corning .......................... 5,797 619,178
Trane Technologies PLC .................... 2,767 514,136
5,183,128
a
Capital Markets  —  4 .6%
Ameriprise Financial, Inc. ................... 1,494 455,849
Ares Management Corp. , Class A .............. 6,638 581,423
Bank of New York Mellon Corp. (The) ........... 11,033 469,896
BlackRock, Inc.
(c)
......................... 651 436,951
Blackstone, Inc. , NVS ...................... 5,221 466,392
Carlyle Group, Inc. (The) .................... 18,307 555,251
Cboe Global Markets, Inc. ................... 4,234 591,490
Charles Schwab Corp. (The) ................. 5,788 302,365
CME Group, Inc. , Class A ................... 2,783 516,998
Coinbase Global, Inc. , Class A
(a) (b)
.............. 11,376 611,915
FactSet Research Systems, Inc. ............... 1,159 477,149
Franklin Resources, Inc. .................... 19,576 526,203
Goldman Sachs Group, Inc. (The) ............. 1,227 421,401
Intercontinental Exchange, Inc. ............... 4,609 502,058
Invesco Ltd. ............................ 27,486 470,835
KKR & Co., Inc. .......................... 9,372 497,372
LPL Financial Holdings, Inc. .................. 2,318 484,091
MarketAxess Holdings, Inc. .................. 1,990 633,556
Moody's Corp. ........................... 1,649 516,335
Morgan Stanley .......................... 5,187 466,674
MSCI, Inc. , Class A ....................... 995 480,038
Nasdaq, Inc. ............................ 7,505 415,552
Northern Trust Corp. ....................... 5,451 426,050

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Capital Markets (continued)
Raymond James Financial, Inc. ............... 4,079 $ 369,272
S&P Global, Inc. ......................... 1,354 490,933
SEI Investments Co. ....................... 8,589 505,978
State Street Corp. ........................ 6,562 474,170
T Rowe Price Group, Inc. ................... 4,056 455,611
Tradeweb Markets, Inc. , Class A ............... 8,995 633,338
14,235,146
a
Chemicals  —  2 .8%
Air Products and Chemicals, Inc. .............. 1,617 475,980
Albemarle Corp. ......................... 1,781 330,304
Celanese Corp. .......................... 5,107 542,568
CF Industries Holdings, Inc. .................. 4,949 354,249
Corteva, Inc. ............................ 7,430 454,122
Dow, Inc. .............................. 9,812 533,773
DuPont de Nemours, Inc. ................... 7,075 493,269
Eastman Chemical Co. ..................... 6,136 517,081
Ecolab, Inc. ............................ 3,290 552,194
FMC Corp. ............................. 3,973 490,983
International Flavors & Fragrances, Inc. .......... 5,061 490,715
Linde PLC ............................. 1,376 508,363
LyondellBasell Industries NV , Class A ........... 6,031 570,593
Mosaic Co. (The) ......................... 10,323 442,340
PPG Industries, Inc. ....................... 3,844 539,159
RPM International, Inc. ..................... 5,085 417,123
Sherwin-Williams Co. (The) .................. 1,995 473,892
Westlake Corp. .......................... 4,904 557,977
8,744,685
a
Commercial Services & Supplies  —  1 .0%
Cintas Corp. ............................ 1,084 494,055
Copart, Inc.
(a) (b)
.......................... 7,663 605,760
Republic Services, Inc. ..................... 3,638 526,128
Rollins, Inc. ............................. 11,805 498,761
Waste Connections, Inc. .................... 3,496 486,468
Waste Management, Inc. .................... 2,965 492,338
3,103,510
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 3,601 576,736
Cisco Systems, Inc. ....................... 9,617 454,403
F5, Inc.
(a)
.............................. 3,484 468,110
Juniper Networks, Inc. ..................... 16,400 494,460
Motorola Solutions, Inc. .................... 1,851 539,382
2,533,091
a
Construction & Engineering  —  0 .3%
AECOM ............................... 5,847 485,593
Quanta Services, Inc. ...................... 3,372 572,026
1,057,619
a
Construction Materials  —  0 .3%
Martin Marietta Materials, Inc. ................ 1,407 511,022
Vulcan Materials Co. ...................... 2,789 488,410
999,432
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 20,125 530,897
American Express Co. ..................... 3,070 495,314
Capital One Financial Corp. .................. 4,943 480,954
Discover Financial Services .................. 4,606 476,583
Synchrony Financial ....................... 14,088 415,737
2,399,485
a
Security Shares Value
a
Consumer Staples Distribution & Retail  —  1 .2%
Costco Wholesale Corp. .................... 872 $ 438,808
Dollar General Corp. ...................... 1,864 412,801
Dollar Tree, Inc.
(a)
......................... 3,005 461,899
Kroger Co. (The) ......................... 10,199 495,977
Sysco Corp. ............................ 5,716 438,646
Target Corp. ............................ 2,921 460,788
Walgreens Boots Alliance, Inc. ................ 12,334 434,773
Walmart, Inc. ............................ 2,963 447,324
3,591,016
a
Containers & Packaging  —  1 .3%
Amcor PLC ............................. 42,831 469,856
Avery Dennison Corp. ...................... 2,700 471,096
Ball Corp. .............................. 9,180 488,192
Crown Holdings, Inc. ...................... 6,465 554,568
International Paper Co. ..................... 14,307 473,705
Packaging Corp. of America ................. 3,978 538,064
Sealed Air Corp. ......................... 10,252 491,993
Westrock Co. ........................... 14,206 425,186
3,912,660
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 2,752 463,189
LKQ Corp. ............................. 9,446 545,318
Pool Corp. ............................. 1,591 558,950
1,567,457
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 6,374 472,951
a
Diversified Telecommunication Services  —  0 .5%
AT&T, Inc. .............................. 24,493 432,791
Liberty Global PLC , Class A
(a)
................ 9,537 186,067
Liberty Global PLC , Class C , NVS
(a) (b)
........... 16,539 336,403
Verizon Communications, Inc. ................ 11,972 464,873
1,420,134
a
Electric Utilities  —  2 .6%
Alliant Energy Corp. ....................... 9,241 509,549
American Electric Power Co., Inc. .............. 5,315 491,212
Constellation Energy Corp. .................. 5,289 409,369
Duke Energy Corp. ....................... 4,917 486,193
Edison International ....................... 8,112 597,043
Entergy Corp. ........................... 4,467 480,560
Evergy, Inc. ............................. 8,715 541,289
Eversource Energy ....................... 6,225 483,122
Exelon Corp. ............................ 12,718 539,752
FirstEnergy Corp. ........................ 13,014 517,957
NextEra Energy, Inc. ...................... 5,541 424,607
NRG Energy, Inc. ......................... 12,248 418,514
PG&E Corp.
(a)
........................... 32,930 563,432
PPL Corp. ............................. 17,910 514,375
Southern Co. (The) ....................... 7,290 536,179
Xcel Energy, Inc. ......................... 7,159 500,486
8,013,639
a
Electrical Equipment  —  1 .2%
AMETEK, Inc. ........................... 3,536 487,721
Eaton Corp. PLC ......................... 2,907 485,818
Emerson Electric Co. ...................... 5,150 428,789
Generac Holdings, Inc.
(a) (b)
................... 5,131 524,491
Hubbell, Inc. ............................ 2,019 543,757
Plug Power, Inc.
(a) (b)
....................... 32,685 295,146
Rockwell Automation, Inc. ................... 1,867 529,126

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electrical Equipment (continued)
Sensata Technologies Holding PLC ............ 11,972 $ 520,183
3,815,031
a
Electronic Equipment, Instruments & Components  —  1 .6%
Amphenol Corp. , Class A ................... 6,080 458,857
Arrow Electronics, Inc.
(a)
.................... 4,870 557,274
CDW Corp. ............................. 2,688 455,858
Cognex Corp. ........................... 10,942 521,824
Corning, Inc. ............................ 14,646 486,540
Keysight Technologies, Inc.
(a)
................. 2,881 416,708
TE Connectivity Ltd. ....................... 3,862 472,593
Teledyne Technologies, Inc.
(a)
................. 1,238 513,027
Trimble, Inc.
(a)
........................... 8,778 413,444
Zebra Technologies Corp. , Class A
(a)
............ 1,990 573,180
4,869,305
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 16,944 495,443
Halliburton Co. .......................... 13,371 437,900
Schlumberger Ltd. ........................ 8,895 438,968
1,372,311
a
Entertainment  —  1 .8%
Activision Blizzard, Inc.
(a)
.................... 6,491 504,416
Electronic Arts, Inc. ....................... 3,765 479,209
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 8,904 642,780
Live Nation Entertainment, Inc.
(a)
.............. 7,650 518,517
Netflix, Inc.
(a)
............................ 1,619 534,157
ROBLOX Corp. , Class A
(a) (b)
.................. 15,879 565,292
Roku, Inc. , Class A
(a) (b)
..................... 9,422 529,611
Take-Two Interactive Software, Inc.
(a)
............ 5,129 637,483
Walt Disney Co. (The)
(a)
.................... 5,023 514,857
Warner Bros Discovery, Inc. , Series A
(a)
.......... 45,991 625,938
5,552,260
a
Financial Services  —  2 .1%
Apollo Global Management, Inc. ............... 7,925 502,366
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,410 463,255
Block, Inc. , Class A
(a)
...................... 7,419 451,001
Equitable Holdings, Inc. .................... 16,788 436,320
Fidelity National Information Services, Inc. ........ 7,973 468,175
Fiserv, Inc.
(a)
............................ 4,782 583,978
FleetCor Technologies, Inc.
(a) (b)
................ 2,707 579,081
Global Payments, Inc. ..................... 5,063 570,651
Jack Henry & Associates, Inc. ................ 2,729 445,755
Mastercard, Inc. , Class A .................... 1,306 496,319
PayPal Holdings, Inc.
(a)
..................... 5,536 420,736
Toast, Inc. , Class A
(a) (b)
..................... 28,555 519,701
Visa, Inc. , Class A ........................ 2,105 489,897
6,427,235
a
Food Products  —  2 .5%
Archer-Daniels-Midland Co. .................. 5,082 396,803
Bunge Ltd. ............................. 5,047 472,399
Campbell Soup Co. ....................... 9,880 536,484
Conagra Brands, Inc. ...................... 14,076 534,325
Darling Ingredients, Inc.
(a)
................... 7,192 428,427
General Mills, Inc. ........................ 5,978 529,830
Hershey Co. (The) ........................ 2,155 588,444
Hormel Foods Corp. ....................... 10,199 412,448
J M Smucker Co. (The) ..................... 3,475 536,575
Kellogg Co. ............................. 7,058 492,437
Kraft Heinz Co. (The) ...................... 12,763 501,203
Lamb Weston Holdings, Inc. ................. 6,126 684,948
McCormick & Co., Inc. , NVS ................. 5,964 523,937
Security Shares Value
a
Food Products (continued)
Mondelez International, Inc. , Class A ............ 7,273 $ 557,985
Tyson Foods, Inc. , Class A .................. 7,607 475,361
7,671,606
a
Gas Utilities  —  0 .3%
Atmos Energy Corp. ....................... 4,411 503,471
UGI Corp. .............................. 13,559 459,379
962,850
a
Ground Transportation  —  1 .2%
CSX Corp. ............................. 15,475 474,154
JB Hunt Transport Services, Inc. .............. 2,802 491,162
Knight-Swift Transportation Holdings, Inc. , Class A .. 9,521 536,223
Norfolk Southern Corp. ..................... 1,953 396,518
Old Dominion Freight Line, Inc. ............... 1,649 528,323
Uber Technologies, Inc.
(a)
................... 16,616 515,927
U-Haul Holding Co. , Series N , NVS ............. 8,901 481,544
Union Pacific Corp. ....................... 2,207 431,910
3,855,761
a
Health Care Equipment & Supplies  —  4 .0%
Abbott Laboratories ....................... 4,422 488,498
Align Technology, Inc.
(a)
..................... 2,622 852,937
Baxter International, Inc. .................... 8,992 428,739
Becton Dickinson & Co. .................... 2,124 561,394
Boston Scientific Corp.
(a)
.................... 11,135 580,356
Cooper Companies, Inc. (The) ................ 1,655 631,300
Dentsply Sirona, Inc. ...................... 16,965 711,342
Dexcom, Inc.
(a)
.......................... 4,271 518,243
Edwards Lifesciences Corp.
(a)
................ 6,470 569,231
GE HealthCare Technologies, Inc.
(a)
............ 1,849 150,398
Hologic, Inc.
(a)
........................... 6,878 591,577
IDEXX Laboratories, Inc.
(a)
................... 1,190 585,670
Insulet Corp.
(a)
........................... 1,698 540,032
Intuitive Surgical, Inc.
(a)
..................... 1,797 541,292
Masimo Corp.
(a)
.......................... 3,702 700,196
Medtronic PLC .......................... 5,768 524,600
Novocure Ltd.
(a) (b)
......................... 6,780 446,802
ResMed, Inc. ........................... 2,199 529,871
STERIS PLC ............................ 3,050 575,077
Stryker Corp. ........................... 2,120 635,258
Teleflex, Inc. ............................ 2,385 649,960
Zimmer Biomet Holdings, Inc. ................ 4,383 606,783
12,419,556
a
Health Care Providers & Services  —  2 .5%
AmerisourceBergen Corp. ................... 3,044 507,891
Cardinal Health, Inc. ....................... 6,451 529,627
Centene Corp.
(a)
......................... 5,857 403,723
Cigna Group (The) ........................ 1,477 374,109
CVS Health Corp. ........................ 4,792 351,302
DaVita, Inc.
(a)
............................ 7,489 676,706
Elevance Health, Inc. ...................... 943 441,937
HCA Healthcare, Inc. ...................... 2,081 597,934
Henry Schein, Inc.
(a)
....................... 6,537 528,255
Humana, Inc. ........................... 902 478,502
Laboratory Corp. of America Holdings ........... 2,178 493,774
McKesson Corp. ......................... 1,304 474,969
Molina Healthcare, Inc.
(a)
.................... 1,586 472,454
Quest Diagnostics, Inc. ..................... 3,452 479,172
UnitedHealth Group, Inc. .................... 837 411,879
Universal Health Services, Inc. , Class B ......... 4,045 608,166
7,830,400
a

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Health Care REITs  —  0 .8%
Healthcare Realty Trust, Inc. , Class A ........... 27,012 $ 534,297
Healthpeak Properties, Inc. .................. 20,724 455,306
Medical Properties Trust, Inc. ................. 42,653 374,067
Ventas, Inc. ............................ 11,494 552,287
Welltower, Inc. ........................... 7,294 577,831
2,493,788
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 2,687 481,188
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 27,911 451,321
a
Hotels, Restaurants & Leisure  —  3 .6%
Airbnb, Inc. , Class A
(a)
...................... 4,907 587,221
Aramark ............................... 12,698 440,621
Booking Holdings, Inc.
(a)
.................... 245 658,146
Caesars Entertainment, Inc.
(a)
................ 10,327 467,710
Carnival Corp.
(a) (b)
......................... 54,577 502,654
Chipotle Mexican Grill, Inc.
(a)
................. 324 669,909
Darden Restaurants, Inc. ................... 3,430 521,120
Domino's Pizza, Inc. ....................... 1,389 440,966
DoorDash, Inc. , Class A
(a)
................... 8,569 524,337
Expedia Group, Inc.
(a)
...................... 5,179 486,619
Hilton Worldwide Holdings, Inc. ............... 3,515 506,230
Las Vegas Sands Corp.
(a)
................... 11,292 720,994
Marriott International, Inc. , Class A ............. 2,986 505,649
McDonald's Corp. ........................ 1,672 494,494
MGM Resorts International .................. 13,818 620,704
Royal Caribbean Cruises Ltd.
(a) (b)
.............. 8,690 568,587
Starbucks Corp. .......................... 4,781 546,420
Vail Resorts, Inc. ......................... 2,131 512,548
Wynn Resorts Ltd.
(a)
....................... 6,831 780,647
Yum! Brands, Inc. ........................ 3,948 555,010
11,110,586
a
Household Durables  —  1 .6%
DR Horton, Inc. .......................... 6,096 669,463
Garmin Ltd. ............................. 5,550 544,844
Lennar Corp. , Class A ...................... 5,866 661,743
Mohawk Industries, Inc.
(a)
................... 5,286 559,787
Newell Brands, Inc. ....................... 39,834 483,983
NVR, Inc.
(a)
............................. 116 677,440
PulteGroup, Inc. ......................... 12,108 813,052
Whirlpool Corp. .......................... 3,542 494,428
4,904,740
a
Household Products  —  0 .9%
Church & Dwight Co., Inc. ................... 6,613 642,255
Clorox Co. (The) ......................... 3,438 569,402
Colgate-Palmolive Co. ..................... 6,263 499,787
Kimberly-Clark Corp. ...................... 3,700 536,093
Procter & Gamble Co. (The) ................. 3,146 491,971
2,739,508
a
Independent Power and Renewable Electricity Producers  —  0 .3%
AES Corp. (The) ......................... 18,335 433,806
Vistra Corp. ............................ 22,657 540,596
974,402
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 3,757 399,069
General Electric Co. ....................... 5,530 547,304
Honeywell International, Inc. ................. 2,157 431,055
1,377,428
a
Security Shares Value
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 4,099 $ 513,400
a
Insurance  —  4 .1%
Aflac, Inc. .............................. 6,865 479,520
Allstate Corp. (The) ....................... 3,686 426,691
American Financial Group, Inc. ............... 3,689 452,751
American International Group, Inc. ............. 8,168 433,231
Aon PLC , Class A ........................ 1,590 517,036
Arch Capital Group Ltd.
(a)
................... 8,748 656,712
Arthur J Gallagher & Co. .................... 2,517 523,687
Assurant, Inc. ........................... 3,798 467,648
Brown & Brown, Inc. ....................... 8,928 574,874
Chubb Ltd. ............................. 2,255 454,518
Cincinnati Financial Corp. ................... 4,746 505,164
Erie Indemnity Co. , Class A , NVS .............. 1,908 414,666
Everest Re Group Ltd. ..................... 1,588 600,264
Fidelity National Financial, Inc. ................ 13,261 470,633
Globe Life, Inc. .......................... 4,542 492,898
Hartford Financial Services Group, Inc. (The) ...... 6,785 481,667
Loews Corp. ............................ 9,042 520,548
Markel Corp.
(a)
........................... 402 550,149
Marsh & McLennan Companies, Inc. ............ 2,836 511,019
MetLife, Inc. ............................ 6,375 390,979
Principal Financial Group, Inc.
(b)
............... 5,513 411,766
Progressive Corp. (The) .................... 3,716 506,862
Prudential Financial, Inc. .................... 4,578 398,286
Travelers Companies, Inc. (The) ............... 2,633 476,941
W R Berkley Corp. ........................ 6,879 405,311
Willis Towers Watson PLC ................... 2,140 495,624
12,619,445
a
Interactive Media & Services  —  1 .0%
Alphabet, Inc. , Class A
(a)
.................... 2,289 245,701
Alphabet, Inc. , Class C , NVS
(a)
................ 2,117 229,102
Match Group, Inc.
(a)
....................... 11,006 406,121
Meta Platforms, Inc. , Class A
(a)
................ 4,017 965,366
Pinterest, Inc. , Class A
(a)
.................... 20,776 477,848
Snap, Inc. , Class A , NVS
(a)
.................. 47,935 417,514
ZoomInfo Technologies, Inc.
(a)
................ 19,390 424,835
3,166,487
a
IT Services  —  2 .2%
Accenture PLC , Class A .................... 1,602 449,025
Akamai Technologies, Inc.
(a)
.................. 5,594 458,540
Cloudflare, Inc. , Class A
(a) (b)
.................. 10,816 508,893
Cognizant Technology Solutions Corp. , Class A ..... 8,227 491,234
EPAM Systems, Inc.
(a) (b)
.................... 1,471 415,469
Gartner, Inc.
(a)
........................... 1,474 445,826
GoDaddy, Inc. , Class A
(a)
.................... 6,950 525,976
International Business Machines Corp. .......... 3,146 397,686
MongoDB, Inc. , Class A
(a)
................... 3,228 774,591
Okta, Inc. , Class A
(a)
....................... 10,482 718,331
Snowflake, Inc. , Class A
(a)
................... 3,316 491,033
Twilio, Inc. , Class A
(a)
...................... 10,564 555,772
VeriSign, Inc.
(a)
.......................... 2,586 573,575
6,805,951
a
Leisure Products  —  0 .2%
Hasbro, Inc. ............................ 8,775 519,655
a
Life Sciences Tools & Services  —  2 .2%
Agilent Technologies, Inc. ................... 3,327 450,576
Avantor, Inc.
(a)
........................... 24,479 476,851
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 1,294 583,322
Bio-Techne Corp. ......................... 6,223 497,093

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.
(a)
..... 2,124 $ 403,815
Danaher Corp. .......................... 1,760 416,962
Illumina, Inc.
(a)
........................... 2,224 457,166
IQVIA Holdings, Inc.
(a)
...................... 2,283 429,729
Mettler-Toledo International, Inc.
(a)
............. 352 525,008
PerkinElmer, Inc. ......................... 3,711 484,248
Repligen Corp.
(a)
......................... 2,945 446,550
Thermo Fisher Scientific, Inc. ................. 854 473,885
Waters Corp.
(a)
.......................... 1,565 470,063
West Pharmaceutical Services, Inc. ............ 2,247 811,706
6,926,974
a
Machinery  —  3 .1%
Caterpillar, Inc. .......................... 2,016 441,101
Cummins, Inc. ........................... 1,959 460,443
Deere & Co. ............................ 1,125 425,273
Dover Corp. ............................ 3,603 526,614
Fortive Corp. ............................ 7,489 472,481
Graco, Inc. ............................. 7,405 587,142
IDEX Corp. ............................. 2,162 446,064
Illinois Tool Works, Inc. ..................... 2,107 509,768
Ingersoll Rand, Inc. ....................... 9,344 532,795
Nordson Corp. ........................... 2,213 478,694
Otis Worldwide Corp. ...................... 6,331 540,034
PACCAR, Inc. ........................... 7,095 529,926
Parker-Hannifin Corp. ...................... 1,599 519,483
Pentair PLC ............................ 11,653 676,806
Snap-on, Inc. ........................... 2,170 562,920
Stanley Black & Decker, Inc. ................. 6,418 554,130
Toro Co. (The) ........................... 4,627 482,411
Westinghouse Air Brake Technologies Corp. ....... 5,101 498,215
Xylem, Inc. ............................. 4,456 462,711
9,707,011
a
Media  —  1 .9%
Charter Communications, Inc. , Class A
(a)
......... 1,283 473,042
Comcast Corp. , Class A .................... 13,415 554,979
DISH Network Corp. , Class A
(a)
............... 34,249 257,210
Fox Corp. , Class A , NVS .................... 11,293 375,605
Fox Corp. , Class B ........................ 5,408 165,160
Interpublic Group of Companies, Inc. (The) ....... 15,472 552,815
Liberty Broadband Corp. , Class C , NVS
(a)
........ 5,932 502,915
Liberty Media Corp.-Liberty SiriusXM , Series A
(a)
.... 3,772 105,993
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
8,413 235,059
News Corp. , Class A , NVS .................. 28,948 509,774
Omnicom Group, Inc. ...................... 6,556 593,777
Paramount Global , Class B , NVS .............. 27,547 642,671
Sirius XM Holdings, Inc.
(b)
................... 78,391 297,886
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 9,979 642,049
5,908,935
a
Metals & Mining  —  1 .1%
Alcoa Corp. ............................. 11,008 408,837
Cleveland-Cliffs, Inc.
(a)
..................... 36,622 563,246
Freeport-McMoRan, Inc. .................... 13,290 503,824
Newmont Corp. .......................... 10,867 515,096
Nucor Corp. ............................ 3,450 511,221
Reliance Steel & Aluminum Co. ............... 2,166 536,735
Steel Dynamics, Inc. ....................... 4,993 519,022
3,557,981
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .2%
Annaly Capital Management, Inc. .............. 26,129 522,057
a
Security Shares Value
a
Multi-Utilities  —  1 .6%
Ameren Corp. ........................... 5,807 $ 516,649
CenterPoint Energy, Inc. .................... 16,986 517,563
CMS Energy Corp. ........................ 8,450 526,097
Consolidated Edison, Inc. ................... 5,264 518,346
Dominion Energy, Inc. ...................... 8,180 467,405
DTE Energy Co. ......................... 4,364 490,557
NiSource, Inc. ........................... 19,673 559,894
Public Service Enterprise Group, Inc. ........... 8,587 542,698
Sempra Energy .......................... 3,067 476,888
WEC Energy Group, Inc. .................... 5,164 496,622
5,112,719
a
Office REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 3,318 412,029
Boston Properties, Inc. ..................... 7,254 387,074
799,103
a
Oil, Gas & Consumable Fuels  —  3 .4%
APA Corp. ............................. 10,949 403,471
Cheniere Energy, Inc. ...................... 2,903 444,159
Chesapeake Energy Corp. .................. 5,181 428,365
Chevron Corp. ........................... 2,443 411,841
ConocoPhillips .......................... 3,577 368,037
Coterra Energy, Inc. ....................... 18,822 481,843
Devon Energy Corp. ....................... 6,965 372,140
Diamondback Energy, Inc. ................... 3,164 449,921
EOG Resources, Inc. ...................... 3,378 403,570
EQT Corp. ............................. 12,407 432,260
Exxon Mobil Corp. ........................ 3,950 467,443
Hess Corp. ............................. 3,380 490,303
HF Sinclair Corp. ......................... 7,987 352,307
Kinder Morgan, Inc. , Class P ................. 26,519 454,801
Marathon Oil Corp. ........................ 16,244 392,455
Marathon Petroleum Corp. .................. 3,961 483,242
Occidental Petroleum Corp. .................. 6,701 412,312
ONEOK, Inc. ............................ 7,675 502,022
Ovintiv, Inc. ............................. 9,391 338,827
Phillips 66 .............................. 4,438 439,362
Pioneer Natural Resources Co. ............... 1,916 416,826
Targa Resources Corp. ..................... 7,025 530,598
Texas Pacific Land Corp. .................... 185 273,365
Valero Energy Corp. ....................... 3,566 408,913
Williams Companies, Inc. (The) ............... 14,591 441,524
10,599,907
a
Passenger Airlines  —  0 .3%
Delta Air Lines, Inc.
(a)
...................... 14,552 499,279
Southwest Airlines Co. ..................... 13,102 396,860
896,139
a
Personal Care Products  —  0 .2%
Estee Lauder Companies, Inc. (The) , Class A ...... 2,036 502,322
a
Pharmaceuticals  —  1 .6%
Bristol-Myers Squibb Co. .................... 5,948 397,148
Catalent, Inc.
(a)
.......................... 12,152 609,058
Elanco Animal Health, Inc.
(a)
.................. 44,572 422,097
Eli Lilly & Co. ........................... 1,244 492,450
Jazz Pharmaceuticals PLC
(a)
................. 3,552 498,949
Johnson & Johnson ....................... 2,523 413,015
Merck & Co., Inc. ......................... 4,346 501,833
Pfizer, Inc. ............................. 9,365 364,205
Royalty Pharma PLC , Class A ................ 11,740 412,661
Viatris, Inc. ............................. 46,573 434,526

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Pharmaceuticals (continued)
Zoetis, Inc. , Class A ....................... 3,282 $ 576,910
5,122,852
a
Professional Services  —  2 .5%
Automatic Data Processing, Inc. ............... 1,829 402,380
Booz Allen Hamilton Holding Corp. , Class A ....... 4,752 454,861
Broadridge Financial Solutions, Inc. ............ 3,500 508,935
Ceridian HCM Holding, Inc.
(a)
................. 7,924 503,016
Clarivate PLC
(a) (b)
......................... 56,942 504,506
CoStar Group, Inc.
(a)
....................... 6,088 468,472
Equifax, Inc. ............................ 2,488 518,449
Jacobs Solutions, Inc. ...................... 4,024 464,611
Leidos Holdings, Inc. ...................... 4,803 447,928
Paychex, Inc. ........................... 4,023 441,967
Paycom Software, Inc.
(a)
.................... 1,590 461,688
Paylocity Holding Corp.
(a) (b)
.................. 2,479 479,166
Robert Half International, Inc. ................. 6,926 505,598
SS&C Technologies Holdings, Inc. ............. 9,814 574,512
TransUnion ............................. 8,508 585,435
Verisk Analytics, Inc. ....................... 2,860 555,155
7,876,679
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 6,636 508,716
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 14,759 642,607
1,151,323
a
Residential REITs  —  1 .7%
American Homes 4 Rent , Class A .............. 16,115 535,985
AvalonBay Communities, Inc. ................ 2,949 531,911
Camden Property Trust ..................... 4,478 492,804
Equity LifeStyle Properties, Inc. ............... 7,846 540,589
Equity Residential ........................ 7,950 502,838
Essex Property Trust, Inc. ................... 2,419 531,527
Invitation Homes, Inc. ...................... 16,103 537,357
Mid-America Apartment Communities, Inc. ........ 3,180 489,084
Sun Communities, Inc. ..................... 3,536 491,256
UDR, Inc. .............................. 12,763 527,495
5,180,846
a
Retail REITs  —  0 .6%
Kimco Realty Corp. ....................... 23,026 441,869
Realty Income Corp. ....................... 7,542 473,939
Regency Centers Corp. .................... 7,851 482,287
Simon Property Group, Inc. .................. 4,159 471,298
1,869,393
a
Semiconductors & Semiconductor Equipment  —  3 .9%
Advanced Micro Devices, Inc.
(a)
............... 6,351 567,589
Analog Devices, Inc. ....................... 2,934 527,768
Applied Materials, Inc. ..................... 4,497 508,296
Broadcom, Inc. .......................... 887 555,705
Enphase Energy, Inc.
(a)
..................... 1,569 257,630
Entegris, Inc. ............................ 7,052 528,336
First Solar, Inc.
(a) (b)
........................ 3,039 554,861
Intel Corp. ............................. 15,609 484,815
KLA Corp. .............................. 1,282 495,544
Lam Research Corp. ...................... 1,051 550,808
Marvell Technology, Inc. .................... 11,118 438,939
Microchip Technology, Inc. ................... 6,588 480,858
Micron Technology, Inc. ..................... 8,169 525,757
Monolithic Power Systems, Inc. ............... 1,341 619,502
NVIDIA Corp. ........................... 2,891 802,224
NXP Semiconductors NV ................... 2,824 462,402
ON Semiconductor Corp.
(a)
.................. 6,821 490,839
Qorvo, Inc.
(a)
............................ 5,231 481,670
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. ........................ 3,749 $ 437,883
Skyworks Solutions, Inc. .................... 5,396 571,436
SolarEdge Technologies, Inc.
(a)
................ 1,652 471,861
Teradyne, Inc. ........................... 5,465 499,392
Texas Instruments, Inc. ..................... 2,634 440,405
Wolfspeed, Inc.
(a) (b)
........................ 5,642 262,635
12,017,155
a
Software  —  5 .9%
Adobe, Inc.
(a)
............................ 1,396 527,074
ANSYS, Inc.
(a)
........................... 2,060 646,675
Aspen Technology, Inc.
(a)
.................... 2,115 374,355
Atlassian Corp. , Class A
(a)
................... 2,862 422,603
Autodesk, Inc.
(a)
.......................... 2,305 448,991
Bentley Systems, Inc. , Class B ................ 13,365 568,814
BILL Holdings, Inc.
(a)
....................... 4,515 346,797
Black Knight, Inc.
(a)
........................ 8,557 467,555
Cadence Design Systems, Inc.
(a)
.............. 2,949 617,668
Crowdstrike Holdings, Inc. , Class A
(a)
............ 3,542 425,217
Datadog, Inc. , Class A
(a)
.................... 6,498 437,835
DocuSign, Inc.
(a)
......................... 11,301 558,721
Dropbox, Inc. , Class A
(a)
.................... 23,453 477,034
Dynatrace, Inc.
(a)
......................... 14,064 594,626
Fair Isaac Corp.
(a)
......................... 880 640,596
Fortinet, Inc.
(a)
........................... 9,337 588,698
Gen Digital, Inc. .......................... 22,469 397,027
HubSpot, Inc.
(a)
.......................... 1,879 790,965
Intuit, Inc.
(b)
............................. 1,235 548,278
Microsoft Corp. .......................... 1,749 537,398
Oracle Corp. ............................ 5,730 542,746
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 68,466 530,612
Palo Alto Networks, Inc.
(a)
................... 2,902 529,499
PTC, Inc.
(a)
............................. 4,129 519,387
Roper Technologies, Inc. .................... 1,121 509,808
Salesforce, Inc.
(a)
......................... 3,128 620,501
ServiceNow, Inc.
(a)
........................ 1,191 547,169
Splunk, Inc.
(a) (b)
.......................... 6,640 572,634
Synopsys, Inc.
(a)
......................... 1,485 551,410
Tyler Technologies, Inc.
(a)
................... 1,634 619,335
Unity Software, Inc.
(a) (b)
..................... 14,692 396,243
VMware, Inc. , Class A
(a)
.................... 4,152 519,125
Workday, Inc. , Class A
(a)
.................... 3,340 621,708
Zoom Video Communications, Inc. , Class A
(a)
...... 6,093 374,293
Zscaler, Inc.
(a) (b)
.......................... 3,620 326,162
18,197,559
a
Specialized REITs  —  1 .7%
American Tower Corp. ..................... 2,175 444,548
Crown Castle, Inc. ........................ 3,537 435,369
Digital Realty Trust, Inc. .................... 4,473 443,498
Equinix, Inc. ............................ 744 538,715
Extra Space Storage, Inc. ................... 3,171 482,119
Gaming and Leisure Properties, Inc. ............ 10,238 532,376
Iron Mountain, Inc. ........................ 9,725 537,209
Public Storage ........................... 1,648 485,880
SBA Communications Corp. , Class A ............ 1,695 442,209
VICI Properties, Inc. ....................... 15,276 518,467
Weyerhaeuser Co. ........................ 15,449 462,080
5,322,470
a
Specialty Retail  —  2 .3%
Advance Auto Parts, Inc. .................... 3,522 442,117
AutoZone, Inc.
(a)
......................... 197 524,672
Bath & Body Works, Inc. .................... 13,615 477,887
Best Buy Co., Inc. ........................ 7,019 523,056

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
Burlington Stores, Inc.
(a)
.................... 3,287 $ 633,766
CarMax, Inc.
(a) (b)
.......................... 7,752 542,873
Chewy, Inc. , Class A
(a) (b)
.................... 12,352 383,036
Home Depot, Inc. (The) .................... 1,435 431,275
Lowe's Companies, Inc. .................... 2,216 460,551
O'Reilly Automotive, Inc.
(a)
................... 577 529,288
Ross Stores, Inc. ......................... 4,576 488,396
TJX Companies, Inc. (The) .................. 6,038 475,915
Tractor Supply Co. ........................ 2,268 540,691
Ulta Beauty, Inc.
(a) (b)
....................... 1,138 627,527
7,081,050
a
Technology Hardware, Storage & Peripherals  —  1 .1%
Apple, Inc. ............................. 2,758 467,977
Dell Technologies, Inc. , Class C ............... 11,727 510,007
Hewlett Packard Enterprise Co. ............... 31,830 455,806
HP, Inc. ............................... 16,741 497,375
NetApp, Inc. ............................ 6,894 433,564
Seagate Technology Holdings PLC ............. 9,432 554,319
Western Digital Corp.
(a)
..................... 13,986 481,678
3,400,726
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Lululemon Athletica, Inc.
(a)
................... 1,400 531,902
Nike, Inc. , Class B ........................ 4,376 554,527
VF Corp. .............................. 15,458 363,417
1,449,846
a
Tobacco  —  0 .3%
Altria Group, Inc. ......................... 10,744 510,447
Philip Morris International, Inc. ................ 4,809 480,756
991,203
a
Trading Companies & Distributors  —  0 .7%
Fastenal Co. ............................ 9,587 516,164
Ferguson PLC ........................... 4,147 583,980
Security Shares Value
a
Trading Companies & Distributors (continued)
United Rentals, Inc. ....................... 1,443 $ 521,082
WW Grainger, Inc. ........................ 824 573,150
2,194,376
a
Water Utilities  —  0 .3%
American Water Works Co., Inc. ............... 3,385 501,826
Essential Utilities, Inc. ...................... 10,885 464,790
966,616
a
Wireless Telecommunication Services  —  0 .1%
T-Mobile U.S., Inc.
(a) (b)
...................... 3,093 445,083
a
Total Long-Term Investments — 99.7%
(Cost: $ 341,241,884 ) ................................ 309,137,256
a
Short-Term Securities
Money Market Funds  —  4 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(c) (d) (e)
...................... 14,154,894 14,159,141
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(c) (d)
............................ 632,842 632,842
a
Total Short-Term Securities — 4.7%
(Cost: $ 14,782,427 ) ................................. 14,791,983
Total Investments — 104.4%
(Cost: $ 356,024,311 ) ................................ 323,929,239
Liabilities in Excess of Other Assets — ( 4 .4 ) % ............... (13,797,616)
Net Assets — 100.0% ................................. $ 310,131,623
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 21,388,783  $ —  $ (7,238,518)
(a)
$ 6,547  $ 2,329  $ 14,159,141  14,154,894  $ 114,929
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 450,149  182,693
(a)
—  —  —  632,842  632,842  15,411  —
BlackRock, Inc. .. 578,841  24,407  (177,984) (25,921) 37,608  436,951  651  10,913  —
$ (19,374) $ 39,937
$ 15,228,934
$ 141,253  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
MSCI USA Size Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ............................................................... 8 06/16/23 $ 710 $ (873)
E-Mini S&P MidCap 400 Index ............................................................ 1 06/16/23 250 3,067
$ 2,194
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 309,137,256 $ — $ — $ 309,137,256
Short-Term Securities
Money Market Funds ...................................... 14,791,983 — — 14,791,983
$ 323,929,239 $ — $ — $ 323,929,239
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,067 $ — $ — $ 3,067
Liabilities
Equity Contracts ........................................... (873) — — (873)
$ 2,194 $ — $ — $ 2,194
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares